Note 13 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Cayman Islands	$4,169	$(6,355)	$277
Foreign	2,895	2,487	2,952

Total	$7,064	$(3,868)	$3,229

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Current	$942	$1,304	$1,296
Deferred	(5)	(133)	(155)

Total	$937	$1,171	$1,141

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	294	344	401
Withholding taxes on repatriation of subsidiary profits	286	351	521
Alternative Minimum Tax on EMC stock sales	184	345	105
Withholding taxes on interest income	83	83	83
Adjustments to prior years' taxes	34	34	60
Changes in valuation allowances for deferred income tax assets	3	91	92
Changes in deferred income tax assets and liabilities	(8)	(224)	(247)
Other	61	147	126

Total	$937	$1,171	$1,141

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2020	2019
Deferred income tax assets
Research and development credits	$6,908	$6,850
Depreciation and amortization	102	150
Accrued vacation and other expenses	41	82
Net operating loss carryforwards	23	28
	7,074	7,110
Valuation allowance	(7,022)	(7,019)

Total net deferred income tax assets	$52	$91

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$545	$586
Unrealized foreign exchanges	-	3
	$545	$589